Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Hilli LLC Ownership Structure (Details) - Golar Hilli LLC	Jun. 30, 2023
Golar debt | Series A Special Units
Variable Interest Entity [Line Items]
Percentage ownership by wholly owned subsidiary	89.10%
Golar debt | Series B Special Units
Variable Interest Entity [Line Items]
Percentage ownership by wholly owned subsidiary	89.10%
Golar debt | Common Units
Variable Interest Entity [Line Items]
Percentage ownership by wholly owned subsidiary	94.60%
Keppel Shipyard Limited (“Keppel”) | Series A Special Units
Variable Interest Entity [Line Items]
Ownership percentage	10.00%
Keppel Shipyard Limited (“Keppel”) | Series B Special Units
Variable Interest Entity [Line Items]
Ownership percentage	10.00%
Keppel Shipyard Limited (“Keppel”) | Common Units
Variable Interest Entity [Line Items]
Ownership percentage	5.00%
Black and Veatch (“B&V”) | Series A Special Units
Variable Interest Entity [Line Items]
Ownership percentage	0.90%
Black and Veatch (“B&V”) | Series B Special Units
Variable Interest Entity [Line Items]
Ownership percentage	0.90%
Black and Veatch (“B&V”) | Common Units
Variable Interest Entity [Line Items]
Ownership percentage	0.40%